CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss	$ (12,930,211)	$ (47,831,733)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	332,643	153,261
Revenue earning device sold and expensed in cost of sales		3,410
Bad debts expense	224,215	107,022
Inventory provision	90,000
Reduction of right of use asset	84,298	75,609
Accretion of lease liability	107,187	86,350
(Gain) loss on disposal of fixed assets		(29,125)
Stock based compensation	481,000	2,158,050
Change in fair value of derivative liabilities	(3,595)	(372,502)
Interest expense related to penalties from debt defaults
Amortization of debt discounts	1,094,388	2,700,233
(Gain) loss on settlement of debt	(3,992)	33,068,313
Increase in related party accrued payroll and interest	9,720	220,140
Changes in operating assets and liabilities:
Accounts receivable	(258,790)	(289,485)
Prepaid expenses	(224,476)	(392,811)
Deposits on right of use asset		(18,462)
Device parts inventory	(805,257)	(1,864,340)
Accounts payable and accrued expenses	197,317	177,240
Accrued expense -related party		(178,478)
Customer deposits	(7,617)	(500)
Operating lease liabilities	(191,485)	(161,959)
Current portion of deferred variable payment obligation for payments	171,550	173,640
Balance owed WeSecure		(122,000)
Accrued interest payable	1,749,833	1,903,365
Net cash used in operating activities	(9,883,272)	(10,434,762)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of fixed assets	(217,601)	(34,534)
Acquisition of trademarks		(26,327)
Proceeds on disposal of fixed assets		30,000
Cash paid for security deposit		(15,880)
Net cash used in investing activities	(217,601)	(46,741)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	4,657,979	7,463,654
Proceeds from loans payable	2,600,000	9,426,146
Repayment of loans payable	(1,711,009)	(471,617)
Proceeds from convertible debt and warrants issued	619,250
Repayment of convertible debt		(65,000)
Series G preferred shares redeemed as payment on incentive plan payable		(1,500,000)
Dividend and redemption of cancelled issuable Series F preferred shares		(500,000)
Net borrowings (repayments) on loan payable - related party		(812,234)
Net cash provided by financing activities	6,166,220	13,540,949
Net change in cash	(3,934,653)	3,059,446
Cash, beginning of period	4,648,146	1,044,418
Cash, end of period	713,493	4,103,864
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	405,117	165,163
Cash paid for income taxes
Noncash investing and financing activities:
Right of use asset for operating lease liability		1,341,506
Transfer from device parts inventory to revenue earning devices	672,534	592,346
Conversion of convertible notes and interest to shares of common stock		898,705
Release of derivative liability on conversion of convertible notes payable		422,272
Derivative debt discount on re-valuation on loan amendment		438,835
Exchange of notes payable for Series F preferred shares		6,732,835
Exchange of warrants for debt	3,000,000
Discount applied to face value of loans	434,500	6,162,945
Warrants issued as part of debt		8,068,822
Exercise of warrants	97	3,951
Series F preferred shares and warrants issued for debt	1,240,628	4,000,160
Issuance of Series G preferred shares as payment of incentive plan payable		1,500,000
Cancellation of Series E preferred shares and common shares	171	1,000
Series F preferred shares converted to common shares		3,086
Series F preferred shares issued on exercise of warrants		$ 38